UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Municipal Value Fund (NJV)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.5% (98.3% of Total Investments)

	MUNICIPAL BONDS – 103.5% (98.3% of Total Investments)

	Consumer Staples – 4.4% (4.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 205	4.750%, 6/01/34	6/17 at 100.00	BB–	$ 204,668
870	5.000%, 6/01/41	6/17 at 100.00	B	869,634
1,075	Total Consumer Staples			1,074,302
	Education and Civic Organizations – 19.2% (18.2% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University	12/23 at 100.00	A	124,991
	School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	139,350
	Series 2015, 5.000%, 3/01/25
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	Aa3	67,284
	Revenue Bonds, Tender Option Bond 2016-XF2357, 15.993%, 6/15/46 (IF) (4)
185	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding	7/26 at 100.00	AA–	165,597
	Series 2016F, 3.000%, 7/01/40
910	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	984,938
	2009A, 5.500%, 9/01/36
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	102,994
	2015H, 4.000%, 7/01/39 – AGM Insured
155	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	173,908
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
90	5.000%, 7/01/32	7/21 at 100.00	Baa2	96,616
30	5.000%, 7/01/37	7/21 at 100.00	Baa2	31,850
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A–	84,035
	2013D, 5.000%, 7/01/38
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2016C:
335	3.000%, 7/01/41	7/26 at 100.00	A–	312,136
50	3.000%, 7/01/46	7/26 at 100.00	A–	45,659
200	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology,	7/27 at 100.00	A–	204,474
	Series 2017A, 4.000%, 7/01/47
100	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue,	7/26 at 100.00	A	109,464
	Refunding Series 2016A, 5.000%, 7/01/41
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth,	7/26 at 100.00	BB	25,167
	Series 2016D, 5.000%, 7/01/46
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien	12/26 at 100.00	Aaa	203,484
	Series 2017-1A, 4.000%, 12/01/40 (WI/DD, Settling 6/01/17) (Alternative Minimum Tax)
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,072,900
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	32,033
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	108,641
	5.750%, 12/01/39 (Alternative Minimum Tax)
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A,	12/24 at 100.00	AA	202,853
	4.000%, 12/01/30 (Alternative Minimum Tax)
90	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	Aaa	104,052
	Bond Trust 2015-XF0151, 9.609%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	226,521
	5.000%, 7/01/45
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 15.809%,	5/23 at 100.00	Aa3	89,188
	5/01/43 (IF) (4)
4,400	Total Education and Civic Organizations			4,708,135
	Health Care – 17.8% (16.9% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
105	5.000%, 2/15/25	2/24 at 100.00	BBB+	121,832
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	110,337
115	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	129,665
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,160,880
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
85	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	A–	103,827
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital	1/27 at 100.00	AA–	72,654
	Corporation, Refunding Series 2016, 4.000%, 7/01/41
215	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A+	238,343
	Refunding Series 2014A, 5.000%, 7/01/44
150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian	7/27 at 100.00	A+	169,239
	Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/57
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/24 at 100.00	A+	102,102
	Center, Refunding Series 2014A, 4.000%, 7/01/45
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	No Opt. Call	A+	22,805
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/21
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	Baa2	29,014
40	5.000%, 7/01/33	7/26 at 100.00	Baa2	46,078
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/24 at 100.00	A+	145,071
	University Hospital Issue, Series 2014A, 5.000%, 7/01/39
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A+	125,776
	University Hospital, Series 2013A, 5.500%, 7/01/43
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	113,246
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's	7/26 at 100.00	BBB–	319,732
	Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren	8/23 at 100.00	A–	101,757
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
125	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	130,590
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	121,363
4,025	Total Health Care			4,364,311
	Housing/Multifamily – 8.1% (7.7% of Total Investments)
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	106,733
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/27 at 100.00	BBB–	59,365
	LLC – Rowan University Student Housing Project, Series 2017A, 5.000%, 7/01/47
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC –	7/25 at 100.00	BBB–	162,076
	New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	108,914
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	54,252
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A,	11/19 at 100.00	AA–	1,038,710
	4.950%, 5/01/41
60	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	61,391
	4.000%, 11/01/45
130	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	129,995
	1.000%, 11/01/17
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B,	11/25 at 100.00	AA–	272,184
	3.600%, 11/01/40
1,920	Total Housing/Multifamily			1,993,620
	Housing/Single Family – 0.1% (0.1% of Total Investments)
25	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa2	25,506
	Series 2011A, 4.500%, 10/01/29
	Long-Term Care – 2.0% (1.9% of Total Investments)
285	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	288,511
	Evergreens Project, Series 2007, 5.625%, 1/01/38
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	15,574
	Series 2014, 5.250%, 1/01/44
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/23 at 100.00	BBB–	149,201
	New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/24 at 100.00	BBB–	43,853
	New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
480	Total Long-Term Care			497,139
	Tax Obligation/General – 5.3% (5.1% of Total Investments)
70	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds,	No Opt. Call	AAA	81,486
	Refunding Series 2016B, 4.000%, 8/01/24
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	125,843
	Refunding Series 2015, 5.000%, 3/01/38
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking	1/24 at 100.00	AAA	22,783
	Utility Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2016A:
310	5.000%, 9/01/29 – BAM Insured	9/26 at 100.00	AA	370,617
130	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	150,405
195	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue	9/26 at 100.00	AA	180,352
	Bonds, Refunding Series 2016B, 3.000%, 9/01/39 – AGM Insured
25	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	25,134
	Series 2014, 3.000%, 9/01/17
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds,	12/21 at 100.00	AA+	163,581
	Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	185,819
	Bonds, Series 2011A, 5.000%, 6/15/41
1,180	Total Tax Obligation/General			1,306,020
	Tax Obligation/Limited – 20.0% (19.0% of Total Investments)
270	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	338,008
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
175	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	5/26 at 100.00	AA	204,258
	County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	272,688
400	5.000%, 6/15/28	6/22 at 100.00	BBB+	431,096
545	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	BBB+	554,369
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A–	2,145,980
	Transformation Program, Series 2009A, 5.750%, 10/01/31
2,270	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	697,457
	0.000%, 12/15/39
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile	No Opt. Call	Aaa	281,130
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019,
	20.975%, 5/01/30 (IF) (4)
6,020	Total Tax Obligation/Limited			4,924,986
	Transportation – 13.8% (13.1% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	8/17 at 100.00	AA–	254,553
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	157,266
200	5.000%, 1/01/44	1/24 at 100.00	A1	222,972
540	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	7/27 at 100.00	A1	626,145
	Revenue Bonds, Series 2017, 5.000%, 7/01/47
300	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/23 at 100.00	A–	332,172
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	214,491
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	90,218
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
295	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	332,613
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	807,977
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	361,976
	Ninth Series 2013, 5.000%, 12/01/43
3,085	Total Transportation			3,400,383
	U.S. Guaranteed – 9.2% (8.7% of Total Investments) (5)
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+ (5)	704,005
	(Pre-refunded 12/01/19)
5	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	N/R (5)	5,228
	Series 2008A, 5.125%, 7/01/22 (Pre-refunded 7/01/18)
20	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	N/R (5)	24,404
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31 (Pre-refunded 7/01/23)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
100	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (5)	104,476
65	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (5)	67,909
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A+ (5)	82,552
	Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)
515	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's	No Opt. Call	Baa3 (5)	529,414
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
155	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	N/R (5)	164,085
	Transformation Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3 (5)	571,500
	Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured
2,060	Total U.S. Guaranteed			2,253,573
	Utilities – 3.6% (3.4% of Total Investments)
470	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	473,163
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	349,719
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
60	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	65,660
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
830	Total Utilities			888,542
$ 25,100	Total Long-Term Investments (cost $23,598,274)			25,436,517

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.8% (1.7% of Total Investments)

	MUNICIPAL BONDS – 1.8% (1.7% of Total Investments)

	Education and Civic Organizations – 0.8% (0.8% of Total Investments)
$ 200	Rutgers State University, New Jersey, Revenue Bonds, Variable Rate Demand Obligations,	9/17 at 100.00	VMIG-1	$ 200,000
	Refunding Series 2002A, 0.330%, 5/01/18
	Housing/Single Family – 1.0% (0.9% of Total Investments)
235	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,	8/17 at 100.00	A-2	235,000
	Variable Rate Demand Obligations, Series 2005O, 0.940%, 10/01/26 (6)
$ 435	Total Short-Term Investments (cost $435,000)			435,000
	Total Investments (cost $24,033,274) – 105.3%			25,871,517
	Floating Rate Obligations – (6.1)%			(1,500,000)
	Other Assets Less Liabilities – 0.8%			202,305
	Net Assets Applicable to Common Shares – 100%			$ 24,573,822

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,436,517	$ —	$25,436,517
Short-Term Investments:
Municipal Bonds	—	435,000	—	435,000
Total	$ —	$25,871,517	$ —	$25,871,517

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $22,460,313.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$1,983,788
Depreciation	(72,584)
Net unrealized appreciation (depreciation) of investments	$1,911,204

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017